Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Loans
Loans

Note 4—Loans

Loans summarized by category as of June 30, 2013 and December 31, 2012 are as follows:

	June 30,	December 31,
(Dollars in thousands)	2013	2012
Commercial, financial and agricultural	$20,908	$20,924
Real estate:
Construction	15,232	13,052
Mortgage-residential	38,363	38,892
Mortgage-commercial	233,769	226,575
Consumer:
Home equity	25,437	27,173
Other	7,380	5,495
Total	$341,089	$332,111

At June 30, 2013 and December 31, 2012, there were $5.8 million and $9.7 million, respectively, of residential mortgage loans held for sale at fair value.  These loans are originated with firm purchase commitments from various investors at the time the loans are closed.  Generally, funds are received and the loans transferred to the investors within three to seven business days.

Activity in the allowance for loan losses for the six months and three months ended June 30, 2013 and 2012 was as follows:

	Six months ended
	June 30,	June 30,
(Dollars in thousands)	2013	2012
Balance at the beginning of period	$4,621	$4,699
Provision for loan losses	250	301
Charged off loans	(523)	(307)
Recoveries	91	49
Balance at end of period	$4,439	$4,742

	Three months ended
	June 30,	June 30,
(Dollars in thousands)	2013	2012
Balance at the beginning of period	$4,534	$4,745
Provision for loan losses	100	71
Charged off loans	(209)	(95)
Recoveries	14	21
Balance at end of period	$4,439	$4,742

The detailed activity in the allowance for loan losses and the recorded investment in loans receivable as of and for the six months ended June 30, 2013 and the year ended December 31, 2012 is as follows:

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2013
Allowance for loan losses:
Beginning balance December 31, 2012	$338	$—	$235	$1,322	$400	$17	$2,309	$4,621
Charge-offs	7	—	36	397	44	39	—	523
Recoveries	20	—	62	—	1	8	—	91
Provisions	(87)	25	58	157	(131)	110	118	250
Ending balance June 30, 2013	$264	$25	$319	$1,082	$226	$96	$2,427	$4,439

Ending balances:
Individually evaluated for impairment	$—	$—	$5	$—	$—	$—	$—	$5

Collectively evaluated for impairment	264	25	314	1,082	226	96	2,427	4,434

Loans receivable:
Ending balance-total	$20,908	$15,232	$38,363	$233,769	$25,437	$7,380	$—	$341,089

Ending balances:
Individually evaluated for impairment	84	—	721	5,759	—	7	—	6,571

Collectively evaluated for impairment	$20,824	$15,232	$37,642	$228,010	$25,437	$7,373	$—	$334,518

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance December 31, 2011	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699
Charge-offs	62	—	30	178	—	37	—	307
Recoveries	25	—	9	—	2	13	—	49
Provisions	(45)	—	106	16	(78)	12	290	301
Ending balance June 30, 2012	$249	$—	$599	$1,313	$445	$45	$2,091	$4,742

Ending balances:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Collectively evaluated for impairment	249	—	599	1,313	445	45	2,091	4,742

Loans receivable:
Ending balance-total	$19,741	$12,302	$38,779	$221,880	$26,945	$5,266	$—	$324,913

Ending balances:
Individually evaluated for impairment	24	—	581	8,650	—	28	—	9,283

Collectively evaluated for impairment	$19,717	$12,302	$38,198	$213,230	$26,945	$5,238	$—	$315,630

Loans outstanding to bank directors, executive officers and their related business interests amounted to $9.7 million and $11.3 million at June 30, 2013 and June 30, 2012, respectively. Repayments on these loans during the six months ended June 30, 2013 were $2.1 million and loans made amounted to $500 thousand. Repayments on these loans during the six months ended June 30, 2012 were $208 thousand and loans made amounted to $77 thousand. Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and generally do not involve more than the normal risk of collectability.

The detailed activity in the allowance for loan losses as of and for the three months ended June 30, 2013 and the three months ended June 30, 2012 is as follows:

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2013
Allowance for loan losses:
Beginning balance March 31, 2013	$409	$21	$199	$1,075	$236	$78	$2,516	$4,534
Charge-offs	—	—	32	162	2	13	—	209
Recoveries	9	—	1	—	1	3	—	14
Provisions	(154)	4	151	169	(9)	28	(89)	100
Ending balance June 30, 2013	$264	$25	$319	$1,082	$226	$96	$2,427	$4,439

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance March 31, 2012	$307	$—	$500	$1,430	$566	$53	$1,889	$4,745
Charge-offs	62	—	17	—	—	16	—	95
Recoveries	13	—	2	—	—	6	—	21
Provisions	(9)	—	114	(117)	(121)	2	202	71
Ending balance June 30, 2012	$249	$—	$599	$1,313	$445	$45	$2,091	$4,742

The following table presents at June 30, 2013 and December 31, 2012 loans individually evaluated and considered impaired under FAS ASC 310 “Accounting by Creditors for Impairment of a Loan.” Impairment includes performing troubled debt restructurings.

	June 30,	December 31,
(Dollars in thousands)	2013	2012
Total loans considered impaired	$6,571	$6,176
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	57	—
Related allowance	5	—
Loans considered impaired and previously written down to fair value	6,514	6,176
Average impaired loans	7,719	6,704

The following tables are by loan category and present at June 30, 2013, June, 2012 and December 31, 2012 loans individually evaluated and considered impaired under FAS ASC 310 “Accounting by Creditors for Impairment of a Loan.” Impairment includes performing troubled debt restructurings.

				Six months ended		Three months ended
		Unpaid		Average	Interest	Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income	Recorded	Income
June 30, 2013	Investment	Balance	Allowance	Investment	Recognized	Investment	Recognized
With no allowance recorded:
Commercial	$84	$84	$—	$149	$8	$264	$—
Real estate:
Construction	—	—	—	—	—	—
Mortgage-residential	664	679	—	749	15	744	12
Mortgage-commercial	5,759	6,429	—	6,747	97	6,764	16
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	7	7	—	18	—	17	—

With an allowance recorded:
Commercial	—	—	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	57	57	5	56	7	58	2
Mortgage-commercial	—	—	—	—	—	—
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—

Total:
Commercial	$84	$84	$—	$149	$8	$264
Real estate:
Construction	—	—	—	—	—	—
Mortgage-residential	721	736	5	805	22	802	14
Mortgage-commercial	5,759	6,429	—	6,747	97	6,764	16
Consumer:
Home Equity	—	—	—	—	—	—
Other	7	7	—	18	—	17
	$6,571	$7,256	$5	$7,719	$127	$7,847	$30

				Six months ended		Three months ended
		Unpaid		Average	Interest	Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income	Recorded	Income
June 30, 2012	Investment	Balance	Allowance	Investment	Recognized	Investment	Recognized
With no allowance recorded:
Commercial	$24	$54	$—	$95	$1	$93	$1
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	581	609	—	645	1	637	1
Mortgage-commercial	8,650	9,059	—	9,535	142	11,679	68
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	28	28	—	41	—	37	—

With an allowance recorded:
Commercial	—	—	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	—	—	—	—	—	—	—
Mortgage-commercial	—	—	—	—	—	—	—
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—

Total:
Commercial	$24	$54	$—	$95	$1	$93	$1
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	581	609	—	645	1	637	1
Mortgage-commercial	8,650	9,059	—	9,535	142	11,679	68
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	28	28	—	41	—	37	—
	$9,283	$9,750	$—	$10,316	$144	$12,446	$70

		Unpaid		Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income
December 31, 2012	Investment	Balance	Allowance	Investment	Recognized
With no allowance recorded:
Commercial	$37	$50	$—	$53	$—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—

With an allowance recorded:
Commercial	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	—	—	—	—	—
Mortgage-commercial	—	—	—	—	—
Consumer:
Home Equity	—	—	—	—	—
Other	—	—	—	—	—

Total:
Commercial	37	50	—	53	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—
	$6,176	$6,603	$—	$6,704	$179

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, including: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis is performed on a monthly basis.  The Company uses the following definitions for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.  Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  As of June 30, 2013 and December 31, 2012, and based on the most recent analysis performed, the risk category of loans by class of loans is shown in the table below.  As of June 30, 2013 and December 31, 2012, no loans were classified as doubtful.

(Dollars in thousands)		Special
June 30, 2013	Pass	Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$20,741	$52	$115	$—	$20,908
Real estate:
Construction	12,182	1,222	1,828	—	15,232
Mortgage — residential	35,900	1,186	1,277	—	38,363
Mortgage — commercial	217,627	5,899	10,243	—	233,769
Consumer:
Home Equity	25,156	139	142	—	25,437
Other	7,357	14	9	—	7,380
Total	$318,963	$8,512	$13,614	$—	$341,089

(Dollars in thousands)		Special
December 31, 2012	Pass	Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$20,826	$27	$71	$—	$20,924
Real estate:
Construction	8,595	2,047	2,410	—	13,052
Mortgage — residential	36,493	1,677	722	—	38,892
Mortgage — commercial	208,825	3,803	13,947	—	226,575
Consumer:
Home Equity	26,604	124	445	—	27,173
Other	5,475	3	17	—	5,495
Total	$306,818	$7,681	$17,612	$—	$332,111

At June 30, 2013 and December 31, 2012, non-accrual loans totaled $6.0 million and $4.7 million, respectively.

Troubled debt restructurings that are still accruing and included in impaired loans at June 30, 2013 and December 31, 2012 amounted to $593 thousand and $1.5 million, respectively.  Troubled debt restructurings in nonaccrual status at June 30, 2013 and December 31, 2012 amounted to $2.2 million and $1.8 million, respectively.

Loans greater than ninety days delinquent and still accruing interest at December 31, 2012 amounted to $55 thousand.  There were no loans greater than ninety days delinquent and still accruing interest at June 30, 2013.

The following tables are by loan category and present loans past due and on non-accrual status as of June 30, 2013 and December 31, 2012:

(Dollars in thousands) June 30, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$16	$—	$—	$84	$100	$20,808	$20,908
Real estate:
Construction	—	—	—	—	—	15,232	15,232
Mortgage-residential	514	70	—	663	1,247	37,116	38,363
Mortgage-commercial	1,448	464	—	5,224	7,136	226,633	233,769
Consumer:
Home equity	170	21	—	—	191	25,246	25,437
Other	53	3	—	7	63	7,317	7,380
Total	$2,201	$558	$—	$5,978	$8,737	$332,352	$341,089

(Dollars in thousands) December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$17	$107	$—	$85	$209	$20,715	$20,924
Real estate:
Construction	—	—	—	—	—	13,052	13,052
Mortgage-residential	311	378	—	357	1,046	37,846	38,892
Mortgage-commercial	627	898	55	4,263	5,843	220,732	226,575
Consumer:
Home equity	211	—	—	—	211	26,962	27,173
Other	32	7	—	10	49	5,446	5,495
Total	$1,198	$1,390	$55	$4,715	$7,358	$324,753	$332,111

As a result of adopting the amendments in Accounting Standards Update (ASU) 2011-02 (Receivables-Topic 310), the Company reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they are considered TDRs under the amended guidance.  The Company identified as TDRs certain loans for which the allowance for loan losses had previously been measured under a general allowance methodology.  Upon identifying those loans as TDRs, the Company identified them as impaired under the guidance in ASC 310-10-35.  The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those loans newly identified as impaired.

The following tables, by loan category, present loans determined to be TDRs during the six month period ended June 30, 2013 and June 30, 2012 and for the three month period ended June 30, 2012.  There were no loans determined to be TDRs during the three month period ended June 30, 2013.

	For the six months ended June 30, 2013
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage-Commercial	1	$257	$257

Total TDRs	1	$257	$257

As shown in the table above, one loan was determined to be a TDR during the six months ended June 30, 2013.  The loan was modified to extend the terms outside the Company’s guidelines.

	For the three months ended June 30, 2012
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage-Commercial	1	$53	$40
Total nonaccrual	1	$53	$40

Accrual
Mortgage-Commercial	2	$596	$596
Total Accrual	2	$596	$596

Total TDRs	3	$649	$636

	For the six months ended June 30, 2012
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage-Commercial	1	$53	$40
Total nonaccrual	1	$53	$40

Accrual
Mortgage-Commercial	2	$596	$596
Total Accrual	2	$596	$596

Total TDRs	3	$649	$636

During the three and six months ended June 30, 2012, the Company modified three loans that were considered to be TDRs.   The payment and interest rate were lowered for two of these loans and the payment was modified to interest only for one loan.

The following tables, by loan category, present loans determined to be TDRs in the last twelve months that subsequently defaulted during the three or six month periods ended June 30, 2012.  There were no loans determined to be TDRs in the last twelve months that subsequently defaulted during the three or six month periods ended June 30, 2013.  Defaulted loans are those loans that are greater than 89 days past due.

Troubled Debt Restructurings	For the three months ended June 30, 2012
that subsequently defaulted this period (Dollars in thousands)	Number of Contracts	Recorded Investment

Mortgage-Commercial	1	$638
Total TDRs	1	$638

Troubled Debt Restructurings	For the six months ended June 30, 2012
that subsequently defaulted this period (Dollars in thousands)	Number of Contracts	Recorded Investment

Mortgage-Commercial	1	$638
Total TDRs	1	$638

During the three and six months ended June 30, 2012, one loan that had previously been restructured defaulted.

In the determination of the allowance for loan losses, all TDRs are reviewed to ensure that one of the three proper valuation methods (fair market value of the collateral, present value of cash flows, or observable market price) is adhered to.  Each non-accrual loan is written down to its corresponding collateral value.   All TDR accruing loans that have a loan balance which exceeds the present value of cash flow will have a specific allocation.  All nonaccrual loans are considered impaired.  Under ASC 310-10, a loan is impaired when it is probable that the Company will be unable to collect all amounts due, including both principal and interest, according to the contractual terms of the loan agreement.

Note 5—LOANS

        Loans summarized by category are as follows:

	December 31,
(Dollars in thousands)	2012	2011
Commercial, financial and agricultural	$20,924	$20,608
Real estate:
Construction	13,052	11,767
Mortgage-residential	38,892	38,337
Mortgage-commercial	226,575	220,288
Consumer:
Home equity	27,173	27,976
Other	5,495	5,335

Total	$332,111	$324,311

        Activity in the allowance for loan losses was as follows:

	Years ended December 31,
(Dollars in thousands)	2012	2011	2010
Balance at the beginning of year	$4,699	$4,911	$4,854
Provision for loan losses	496	1,420	1,878
Charged off loans	(742)	(1,696)	(1,948)
Recoveries	168	64	127

Balance at end of year	$4,621	$4,699	$4,911

        The detailed activity in the allowance for loan losses and the recorded investment in loans receivable as of and for the years ended December 31, 2012 and December 31, 2011 follows:

(Dollars in thousands)	Commercial	Real estate Construction	Real estate Mortgage Residential	Real estate Mortgage Commercial	Consumer Home equity	Consumer Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699
Charge-offs	258	—	112	293	—	79	—	742
Recoveries	42	—	86	—	3	37	—	168
Provisions	223	—	(253)	140	(124)	2	508	496

Ending balance	$338	$—	$235	$1,322	$400	$17	$2,309	$4,621

Ending balances:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	338	—	235	1,322	400	17	2,309	4,621
Loans receivable:
Ending balance-total	$20,924	$13,052	$38,892	$226,575	$27,173	$5,495	$—	$332,111
Ending balances:
Individually evaluated for impairment	37	—	357	5,772	—	10	—	6,176
Collectively evaluated for impairment	20,887	13,052	38,535	220,803	27,173	5,485	—	325,935

(Dollars in thousands)	Commercial	Real estate Construction	Real estate Mortgage Residential	Real estate Mortgage Commercial	Consumer Home equity	Consumer Other	Unallocated	Total
2011
Allowance for loan losses:
Beginning balance	$681	$905	$465	$1,404	$325	$88	$1,043	$4,911
Charge-offs	265	—	186	861	285	99	—	1,696
Recoveries	31	—	5	—	5	23	—	64
Provisions	(116)	(905)	230	932	476	45	758	1,420

Ending balance	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699

Ending balances:
Individually evaluated for impairment	$1	$—	$—	$1	$—	$—	$—	$2
Collectively evaluated for impairment	330	—	514	1,474	521	57	1,801	4,697
Loans receivable:
Ending balance-total	$20,608	$11,767	$38,337	$220,288	$27,976	$5,335	$—	$324,311
Ending balances:
Individually evaluated for impairment	45	—	622	8,667	—	19	—	9,353
Collectively evaluated for impairment	$20,563	$11,767	$37,715	$211,621	$27,976	$5,316	$—	$314,958

        Loans outstanding and available lines of credit to bank directors, executive officers and their related business interests amounted to $10.9 million and $11.3 million at December 31, 2012 and 2011, respectively. Repayments on these loans during the year ended December 31, 2012 were $855 thousand, and loans made amounted to $230 thousand. Repayments on these loans during the year ended December 31, 2011 were $577 thousand, and loans made amounted to $1.2 million. Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and generally do not involve more than the normal risk of collectability.

        The following table presents at December 31, 2012, 2011 and 2010, loans individually evaluated and considered impaired under FAS ASC 310 "Accounting by Creditors for Impairment of a Loan." Impairment includes performing troubled debt restructurings.

	December 31,
(Dollars in thousands)	2012	2011	2010
Total loans considered impaired at year end	$6,176	$9,353	$9,587
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	$—	$148	$378
Related allowance	$—	$2	$96
Loans considered impaired and previously written down to fair value	$6,176	$9,205	$9,209
Average impaired loans	$6,704	$9,926	$10,576
Amount of interest earned during period of impairment	$179	$397	$323

        The following tables are by loan category and present at December 31, 2012 and December 31, 2011 loans individually evaluated and considered impaired under FAS ASC 310 "Accounting by Creditors for Impairment of a Loan." Impairment includes performing troubled debt restructurings.

(Dollars in thousands) December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no allowance recorded:
Commercial	$37	$50	$—	$53	$—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—
With an allowance recorded:
Commercial	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	—	—	—	—	—
Mortgage-commercial	—	—	—	—	—
Consumer:
Home Equity	—	—	—	—	—
Other	—	—	—	—	—
Total:
Commercial	37	50	—	53	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—

	$6,176	$6,603	$—	$6,704	$179

(Dollars in thousands) December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no allowance recorded:
Commercial	$12	$19	$—	$21	$—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	622	650	—	656	4
Mortgage-commercial	8,552	8,975	—	9,066	382
Consumer:
Home Equity	—	—	—	—	—
Other	19	19	—	30	1
With an allowance recorded:
Commercial	33	33	1	36	2
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	—	—	—	—	—
Mortgage-commercial	115	115	1	117	8
Consumer:
Home Equity	—	—	—	—	—
Other	—	—	—	—	—
Total:
Commercial	45	52	1	57	2
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	622	650	—	656	4
Mortgage-commercial	8,667	9,090	1	9,183	390
Consumer:
Home Equity	—	—	—	—	—
Other	19	19	—	30	1

	$9,353	$9,811	$2	$9,926	$397

        The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on a monthly basis. The Company uses the following definitions for risk ratings:

          Special Mention.    Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

          Substandard.    Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

          Doubtful.    Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

        Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be "Pass" rated loans. As of December 31, 2012 and December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is shown in the table below. As of December 31, 2012 and December 31, 2011, no loans were classified as doubtful.

(Dollars in thousands) December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$20,826	$27	$71	$—	$20,924
Real estate:
Construction	8,595	2,047	2,410	—	13,052
Mortgage—residential	36,493	1,677	722	—	38,892
Mortgage—commercial	208,825	3,803	13,947	—	226,575
Consumer:
Home Equity	26,604	124	445	—	27,173
Other	5,475	3	17	—	5,495

Total	$306,818	$7,681	$17,612	$—	$332,111

(Dollars in thousands) December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$19,827	$499	$282	$—	$20,608
Real estate:
Construction	6,764	—	5,003	—	11,767
Mortgage—residential	37,063	305	969	—	38,337
Mortgage—commercial	200,984	8,009	11,295	—	220,288
Consumer:
Home Equity	27,692	38	246	—	27,976
Other	5,311	5	19	—	5,335

Total	$297,641	$8,856	$17,814	$—	$324,311

        At December 31, 2012 and 2011, non-accrual loans totaled $4.7 million and $5.4 million, respectively. The gross interest income which would have been recorded under the original terms of the non-accrual loans amounted to $352 thousand and $224 thousand in 2012 and 2011, respectively. Interest recorded on non-accrual loans in 2012 and 2011 amounted to $112 thousand and $163 thousand, respectively.

        Troubled debt restructurings ("TDRs") that are still accruing are included in impaired loans at December 31, 2012 and 2011 amounted to $1.5 million and $3.9 million, respectively. Interest earned during 2012 and 2011 on these loans amounted to $123 thousand and $234 thousand, respectively.

        Loans greater than 90 days delinquent and still accruing interest at December 31, 2012 and 2011 amounted to $55 thousand and $25 thousand, respectively.

        The following tables are by loan category and present loans past due and on non-accrual status as of December 31, 2012 and December 31, 2011:

(Dollars in thousands) December 31, 2012	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$17	$107	$—	$85	$209	$20,715	$20,924
Real estate:
Construction	—	—	—	—	—	13,052	13,052
Mortgage—residential	311	378	—	357	1,046	37,846	38,892
Mortgage—commercial	627	898	55	4,263	5,843	220,732	226,575
Consumer:
Home equity	211	—	—	—	211	26,962	27,173
Other	32	7	—	10	49	5,446	5,495

Total	$1,198	$1,390	$55	$4,715	$7,358	$324,753	$332,111

(Dollars in thousands) December 31, 2011	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$147	$123	$—	$12	$282	$20,326	$20,608
Real estate:
Construction	—	—	—	—	—	11,767	11,767
Mortgage—residential	391	95	—	623	1,109	37,228	38,337
Mortgage—commercial	1,382	966	25	4,749	7,122	213,166	220,288
Consumer:
Home equity	45	—	—	—	45	27,931	27,976
Other	42	18	—	19	79	5,256	5,335

Total	$2,007	$1,202	$25	$5,403	$8,637	$315,674	$324,311

        As a result of adopting the amendments in ASU 2011-02, the Bank reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they are considered TDRs under the amended guidance. The Bank identified as TDRs certain loans for which the allowance for loan losses had previously been measured under a general allowance methodology. Upon identifying those loans as TDRs, the Bank identified them as impaired under the guidance in ASC 310-10-35. The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those loans newly identified as impaired. At December 31, 2012, the recorded investment in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35 was $3.3 million, and no allowance for loan losses was associated with those loans. At December 31, 2011, the recorded investment in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35 was $7.7 million, and a $2 thousand allowance for loan losses was associated with those loans.

        The following table, by loan category, present loans determined to be TDRs during the twelve month period ended December 31, 2012.

	For the twelve months ended December 31, 2012
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage—Commercial	1	$40	$40
Total nonaccrual	1	$40	$40

Accrual
Mortgage—Commercial	2	$596	$596
Total Accrual	2	$596	$596

Total TDRs	3	$636	$636

        During the twelve month ended December 31, 2012, the Company modified three loans that were considered to be TDRs. The payment and interest rate were lowered for two of these loans and the payment was modified to interest only for one loan.

        The following table, by loan category, present loans determined to be TDRs during the twelve month period ended December 31, 2011.

	For the twelve months ended December 31, 2011
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage—Commercial	5	$741	$741
Commercial & Industrial	2	43	43
Total nonaccrual	7	$784	$784

Accrual
Mortgage—Commercial	1	$3,138	$3,138
Total Accrual	1	$3,138	$3,138

Total TDRs	8	$3,922	$3,922

        During the twelve months ended December 31, 2011, the Bank modified eight loans that were considered to be TDRs. The payment and interest rate were lowered for six of these loans, the payment was lowered for one loan and for one loan the business and guarantor were released. One TDR that had been restructured with a lower payment in 2011 was paid out during the fourth quarter of 2011.

        The following table, by loan category, presents loans determined to be TDRs in the twelve months ended December 31, 2011 that had payment defaults during the period ended December 31, 2011. There were no loans determined to be TDRs in the twelve months ended December 31, 2012 that subsequently defaulted during the twelve month period ended December 31, 2012. Defaulted loans are those loans that are greater than 89 days past due.

	For the twelve months ended December 31, 2011
Troubled Debt Restructurings that subsequently defaulted this period (Dollars in thousands)
	Number of Contracts	Recorded Investment
Mortgage—Commercial	4	$704
Commercial & Industrial	1	11

Total TDRs	5	$715

        During the twelve month period ended December 31, 2011, five nonaccrual loans that had previously been restructured, had payment defaults.

        In the determination of the allowance for loan losses, all TDRs are reviewed to ensure that one of the three proper valuation methods (fair market value of the collateral, present value of cash flows, or observable market price) is adhered to. All non-accrual loans are written down to its corresponding collateral value. All TDR accruing loans and where the loan balance exceeds the present value of cash flow will have a specific allocation. All nonaccrual loans are considered impaired. Under ASC 310-10, a loan is impaired when it is probable that the Bank will be unable to collect all amounts due including both principal and interest according to the contractual terms of the loan agreement.